Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of impairment (losses) reversals

Impairment (losses) reversals	2024	2023
Magistral Project	(58,435)	-
Cerro Pasco CGU	22,206	(42,660)
Morro Agudo	10,291	(59,002)
Pukaqaqa Project	3,978	-
Others individual assets	(10,910)	(12,976)
Total	(32,870)	(114,643)

Schedule of key assumptions used in impairment test

	2024	2023	2022
Long-term zinc price (USD/t)	2,930	2,800	2,787
Discount rate (Peru)	7.08%	7.22%	6.93%
Discount rate (Brazil)	7.64%	8.02%	8.03%
Exchange rate (BRL x USD)	5.66	4.84	5.22
Brownfield projects - LOM (years)	From 3 to 25	From 4 to 21	From 5 to 24

Schedule of impairment reversal cerro pasco CGU

	Carrying amount prior to impairment reversal	Impairment reversal	Carrying amount after impairment reversal
Property, plant and equipment	223,788	12,400	236,188
Intangible assets	176,967	9,806	186,773
Other net liabilities	(114,152)	-	(114,152)
	286,603	22,206	308,809

Schedule of Sensitivity Analysis

CGU	Excess over recoverable amount	Decrease in Long term Zinc (USD/t)		Increase in WACC		Appreciation of BRL over USD (i)
		Change	Price	Change	Rate	Change	Price
Juiz de fora	146,341	(23.33%)	2,246	71.13%	13.08%	(13.00%)	4.92
Cajamarquilla	681,438	(20.01%)	2,344	94.42%	13.77%	-	-
Cerro Lindo	269,150	(24.81%)	2,203	169.19%	19.07%	-	-
Mining Peru	82,740	(7.43%)	2,712	38.35%	9.80%	-	-
Aripuanã	305,093	(15.43%)	2,478	56.34%	11.95%	(13.88%)	4.87